General and administrative expenses	6 Months Ended
Jun. 30, 2021
General and administrative expenses
11 General and administrative expenses
in	2Q21	1Q21	2Q20	6M21	6M20
General and administrative expenses (CHF million)
Occupancy expenses	231	263	237	494	465
IT, machinery and equipment	383	373	357	756	707
Provisions and losses	273	57	133	330	205
Travel and entertainment	32	29	28	61	96
Professional services	454	373	377	827	752
Amortization and impairment of other intangible assets	2	2	1	4	3
Other [1]	214	279	307	493	558
General and administrative expenses	1,589	1,376	1,440	2,965	2,786
1
Includes pension-related expenses/(credits) of CHF (42) million, CHF (52) million, CHF (40) million, CHF (94) million and CHF (80) million in 2Q21, 1Q21, 2Q20, 6M21 and 6M20, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.

Bank
General and administrative expenses
11 General and administrative expenses
in	6M21	6M20
General and administrative expenses (CHF million)
Occupancy expenses	449	415
IT, machinery and equipment	597	561
Provisions and losses	330	203
Travel and entertainment	52	85
Professional services	1,609	1,481
Amortization and impairment of other intangible assets	4	3
Other [1]	623	747
General and administrative expenses	3,664	3,495
1
Includes pension-related expenses/(credits) of CHF (10) million and CHF 1 million in 6M21 and 6M20, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.